Acquisition, Cyber Incident and Other, Net	12 Months Ended
Dec. 31, 2025
Acquisition, Litigation and Other Special Charges [Abstract]
Acquisition, Cyber Incident and Other, Net	Acquisition, Cyber Incident, and Other, Net
The components of the charges included in “Acquisition, cyber incident, and other, net” in our Consolidated Statements of Operations are as follows:

	Years Ended December 31,
	2025	2024	2023
Acquisition, cyber incident, and other, net	(In thousands)
Orion - transformation related costs (non-capitalizable costs)(1)(2)	$30,773	$21,147	$3,045
Closed site costs, excluding severance(2)	21,878	5,102	6,873
Other, net(2)	17,172	3,576	2,058
Orion - Oracle related costs (non-capitalizable costs)(1)(2)	12,292	37,040	10,884
Acquisition and integration related costs(2)	9,310	8,906	5,094
Severance costs(2)	7,659	6,608	4,795
Cyber incident related costs, net of insurance recoveries	4,809	(5,210)	28,877
Pension plan termination charges	—	—	2,461
Total acquisition, cyber incident, and other, net	$103,893	$77,169	$64,087
(1)Beginning with the year ended December 31, 2025, the Company has presented Orion - transformation related costs (non-capitalizable costs) and Orion - Oracle related costs (non-capitalizable costs) separately within the table above. Refer to Note 1 - Description of the Business for further details on the Project Orion categories.
(2)Certain prior period amounts have been reclassified to conform to the current period presentation.
Orion - transformation related costs (non-capitalizable costs) represent the non-capitalizable portion of various transformation related projects including but not limited to various artificial intelligence and market expansion initiatives. Refer to Note 1 - Description of the Business for further details on the overall project.
Closed site costs, excluding severance include expenses incurred to wind down operations at closed or sold facilities within our warehouse and transportation related operations. Such costs include lease termination fees, fixed operating costs, asset retirement obligations, and other exit-related expenses. These amounts do not include any reduction in workforce or other severance costs related to the exit of these operations as those expenses are included within Severance costs as described below.
Other, net includes non-routine stock compensation expense associated with certain employee awards, costs and settlements related to litigation, certain software implementation expenses and professional and consulting fees for strategic projects.
Orion - Oracle related costs (non-capitalizable costs) represent the non-capitalizable portion of charges related to the implementation or the Company’s new cloud based ERP system, Oracle and related applications. The Company deployed Project Orion (Oracle related) in North America and Asia Pacific during the second quarter of 2024. Refer to Note 1 - Description of the Business for further details on the overall project and related amortization of deferred project costs.
Acquisition and integration related costs include costs associated with business acquisitions, including insignificant transaction related costs associated with the Houston warehouse acquisition, which is further described in Note 3 - Business Combinations, Asset Acquisitions and Discontinued Operations, whether consummated or not, such as advisory, legal, accounting, valuation and other professional or consulting fees. We also include integration costs pre- and post-acquisition, that reflect work being performed to facilitate merger and acquisition integration, such as work associated with information systems and other projects including spending to support future acquisitions, and primarily consist of professional services. We consider acquisition related costs to be corporate costs regardless of the segment or segments involved in the transaction.
Severance costs represent certain contractual and negotiated severance and separation costs from exited former executives (excluding charges in the normal course of retirement), reorganizations, reduction in headcount due to synergies achieved through acquisitions or operational efficiencies and reduction in workforce costs associated with exiting or selling non-strategic warehouses or businesses.
Cyber incident related costs, net of insurance recoveries, represents incremental legal and other costs associated with cybersecurity incidents that occurred in November 2020 and April 2023, net of the receipt of business interruption insurance proceeds.
Pension plan termination charges represent costs incurred when the Company terminated the Americold Retirement Income Plan (“ARIP”) during the year ended December 31, 2023, resulting in the recognition of a $2.5 million settlement loss. Refer to Note 16 -Employee Benefit Plans for additional information.